Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 13 Subsequent Events

 Common Stock Issuances
Subsequent to this filing period ending June 30, 2017, the Company issued 15,000,000 shares of stock for a variety of operational and acquisition purposes. The following represents shares issued subsequent to this filing period:

Number of Shares	Purpose
27,401,250	Shares Issued for Initial Acquisition Payment of EZ Mart Food Stores, Inc.

Total:15,000,000 Shares

Convertible Notes Issued
Subsequent to this filing period ending June 30, 2017, the Company issued four additional convertible notes.

On July 16, 2017, the Company entered in convertible note agreement with a private and accredited investor, SARJ, LLC., in the amount of $90,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on July 16, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.

On August19, 2017, the Company entered in convertible note agreement with a private and accredited investor, Horizon Phoenix Enterprises, LLC., in the amount of $62,000, unsecured, accruing interest at a 12% interest rate, with principal and interest amounts due and payable upon maturity on June 4, 2018. After six months, the note holder has the option to convert any portion of the unpaid principal balance into the Company’s common shares at any time at a 40% discount to the current market value. The Company has determined that the conversion feature in this note is considered to be a derivative. The Company calculated the fair value of this conversion feature using the Black-Scholes model and the following assumptions: Risk-free interest rates of1.21%; Dividend rate of 0%; and, historical volatility rate of435.56%.